Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements Captions [Line Items]
General and administrative expenses	$ (30,244)	$ (45,326)	$ (31,938)	$ (21,075)	$ (15,923)	$ (12,484)
Other (expense) income, net	63,680	(7,963)	(34,812)	(49,700)	42	(253)
Interest income	49	85	186	382	1,326	2,357
Income (loss) before income tax	44,190	(49,975)	(50,339)	(39,118)	22,272	(15,231)
Consolidated net (loss) income	29,146	(50,448)	(52,864)	(53,433)	15,693	(13,191)
Other comprehensive (loss) income	13,549	(3,048)	(20,398)	5,485	13,597	(3,136)
Consolidated comprehensive (loss) income	42,695	(53,496)	(73,262)	(47,948)	29,290	(16,327)
Parent Company
Condensed Income Statements Captions [Line Items]
General and administrative expenses	(21,692)	(37,989)	(23,291)	(10,842)	(7,416)	(2,948)
Other (expense) income, net	71,798	(1,304)	(2,018)	(416)	(4)	(556)
Interest income	1	1	1		344	962
Income (loss) before income tax	50,107	(39,292)	(25,308)	(11,258)	(7,076)	(2,542)
Income (loss) before share of net profits of subsidiaries, net of income tax	50,107	(39,292)	(25,308)	(11,258)	(7,076)	(2,542)
Share of net (losses) profits of subsidiaries, net of income tax	(20,961)	(11,156)	(27,556)	(42,175)	22,769	(10,649)
Consolidated net (loss) income	29,146	(50,448)	(52,864)	(53,433)	15,693	(13,191)
Foreign currency translation adjustment	13,550	(3,049)	(20,397)	5,484	13,597	(3,136)
Other comprehensive (loss) income	13,550	(3,049)	(20,397)	5,484	13,597	(3,136)
Consolidated comprehensive (loss) income	$ 42,696	$ (53,497)	$ (73,261)	$ (47,949)	$ 29,290	$ (16,327)